Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2022	Mar. 31, 2022
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 119,793	¥ 51,366
Gross amounts offset in the consolidated balance sheets, assets		(16,464)	(20,333)
Net amounts presented in the consolidated balance sheets, assets		103,329	31,033
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	(24,334)	(1,060)
Net amount, assets		78,995	29,973
Gross amounts recognized, liabilities		59,775	105,705
Gross amounts offset in the consolidated balance sheets, liabilities		(16,464)	(20,333)
Net amounts presented in the consolidated balance sheets, liabilities		43,311	85,372
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(15,409)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	0	0
Net amount, liabilities		43,311	69,963
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		59,775	105,705
Gross amounts offset in the consolidated balance sheets, liabilities		(16,464)	(20,333)
Net amounts presented in the consolidated balance sheets, liabilities		43,311	85,372
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(15,409)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	0	0
Net amount, liabilities		43,311	69,963
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		119,793	51,366
Gross amounts offset in the consolidated balance sheets, assets		(16,464)	(20,333)
Net amounts presented in the consolidated balance sheets, assets		103,329	31,033
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	(24,334)	(1,060)
Net amount, assets		¥ 78,995	¥ 29,973

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.